Contract Receivables	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
NOTE B - CONTRACT RECEIVABLES	Substantially all of our Contract receivables were billed at December 31, 2014. Included in Contract receivables are retainage amounts of $73,000 at December 31, 2014.